Risk management (Details 5) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Customers Funding 0 Days 30 [Member]
IfrsStatementLineItems [Line Items]
Demand deposits [Default Label]	R$ 31,351	R$ 39,574	R$ 35,550
Customers Funding Savings Accounts	60,204	65,220	62,210
Customers Funding Time Deposits	95,523	92,496	77,298
Interbank deposit	1,043	763	818
Funds from acceptances and issuance of securities	6,139	5,621	7,544
Borrowings and Onlendings	7,081		3,189
Subordinated Debts / Debt Instruments Eligible to Compose Capital
Customers Funding Total	201,341	203,674	186,609
Customers Funding Total [Member]
IfrsStatementLineItems [Line Items]
Demand deposits [Default Label]	31,351	39,574	35,550
Customers Funding Savings Accounts	60,204	65,220	62,210
Customers Funding Time Deposits	338,007	308,950	279,778
Interbank deposit	4,010	4,001	5,145
Funds from acceptances and issuance of securities	122,916	88,089	70,628
Borrowings and Onlendings	76,749	90,709	67,760
Subordinated Debts / Debt Instruments Eligible to Compose Capital	19,538	19,641	13,120
Customers Funding Total	R$ 652,775	R$ 616,184	R$ 534,191
Customers Funding Percent [Member]
IfrsStatementLineItems [Line Items]
Customers Funding Percent Demand Deposits	100.00%	100000.00%	100.00%
Customers Funding Percent Savings Accounts	100.00%	100000.00%	100.00%
Customers Funding Percent Time Deposits	28.00%	30.00%	28.00%
Customers Funding Percent Interbank Deposit	26.00%	19.00%	16.00%
Customers Funding Percent Funds From Acceptances And Issuance Of Securities	5.00%	6.00%	11.00%
Customers Funding Percent Borrowings And Onlendings	9.00%	0.00%	5.00%
Customers Funding Percent Subordinated Debts Debt Instruments Eligible To Compose Capital	0.00%	0.00%	0.00%
Customers Funding Percent Total	31.00%	33.00%	35.00%